Capitalization and Management Incentive Units (Details)				1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 03, 2021 shares	Oct. 04, 2021	Dec. 31, 2021 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 shares	Mar. 31, 2021	Jun. 30, 2022 Vote $ / shares shares	Jun. 30, 2021 shares	Dec. 02, 2021 $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Preferred Units [Line Items]
Preferred stock, shares authorized										1,000,000		1,000,000
Preferred stock, par value | $ / shares										$ 0.0001		$ 0.0001
Preferred stock, shares outstanding	0			0	0			0		0	0	0
Private Placement
Preferred Units [Line Items]
Shares issued (in shares)										832,500
Common Class A [Member]
Preferred Units [Line Items]
Common stock shares authorized										200,000,000		200,000,000
Common stock par or stated value per share | $ / shares										$ 0.0001		$ 0.0001
Common stock shares issued										832,500		7,906,250
Common stock shares outstanding										832,500		7,906,250
Exchange ratio			0.01
Common Class A [Member] | PIPE Investment
Preferred Units [Line Items]
Shares issued (in shares)		20,370,307
P3 Health Partners Inc.
Preferred Units [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor			Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor		Predecessor	Predecessor
Preferred stock, shares authorized	10,000,000			10,000,000	10,000,000			10,000,000			10,000,000
Preferred stock, par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001
Preferred stock, shares outstanding	0			0							0
Common unit outstanding	243,603,813			243,603,813	243,603,813			243,603,813			243,603,813
P3 Health Partners Inc. | Redeemable Non-Controlling Interests
Preferred Units [Line Items]
Common unit outstanding	202,024,923			202,024,923	202,024,923			202,024,923			202,024,923
P3 Health Partners Inc. | Restricted Shares
Preferred Units [Line Items]
Common unit outstanding	5,471,400			5,471,400	601,614			601,614			5,471,400
Shares issued											5,471,400
P3 Health Partners Inc. | Common Class A [Member]
Preferred Units [Line Items]
Common stock shares authorized	800,000,000			800,000,000	800,000,000			800,000,000			800,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001
Common stock shares issued	41,578,890			41,578,890	41,578,890			41,578,890			41,578,890
Common stock shares outstanding	41,578,890	3,737,316		41,578,890	41,578,890			41,578,890			41,578,890
Purchase consideration		8,732,517									8,732,517
Units authorized						43,000,000			43,000,000			43,000,000
Units outstanding						43,000,000			43,000,000			43,000,000
Common unit outstanding	41,578,890			41,578,890	41,578,890			41,578,890			41,578,890
P3 Health Partners Inc. | Common Class A [Member] | PIPE Investment
Preferred Units [Line Items]
Shares issued (in shares)								20,370,307			20,370,307
P3 Health Partners Inc. | Common Class V
Preferred Units [Line Items]
Common stock shares authorized	205,000,000			205,000,000	205,000,000			205,000,000			205,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001
Common stock shares issued	196,553,523			196,553,523	201,423,309			201,423,309			196,553,523
Common stock shares outstanding	196,553,523			196,553,523	201,423,309			201,423,309			196,553,523
Number of voting rights per share | Vote								1			1
Exchange ratio								1			1
Lockup period								180 days
P3 Health Partners Inc. | Common Class V | Restricted Shares
Preferred Units [Line Items]
Shares issued								601,614			5,471,400
P3 Health Partners Inc. | Class A Foresight Founder Shares [Member] | Private Placement
Preferred Units [Line Items]
Shares issued (in shares)								8,738,750
P3 Health Partners Inc. | Class C Preferred Units
Preferred Units [Line Items]
Units authorized						1,775,833			1,775,833			1,302,083
Units outstanding						1,775,833			1,775,833			1,302,083
P3 Health Partners Inc. | Class D Preferred Units
Preferred Units [Line Items]
Units authorized						16,130,034			16,130,034			16,130,034
Units outstanding						16,130,034			16,130,034			16,130,034
P3 Health Partners Inc. | Class A Preferred Units
Preferred Units [Line Items]
Preferred return						8.00%	8.00%		8.00%				8.00%
Units authorized	0			0							0	43,000,000	43,000,000
Units outstanding	0			0							0	43,000,000	43,000,000
P3 Health Partners Inc. | Class B Preferred Units
Preferred Units [Line Items]
Units authorized						8,000,000			8,000,000			6,000,000
Units outstanding	0			0		8,000,000			8,000,000		0	6,000,000